CAPITAL STOCK (Tables)	12 Months Ended
Dec. 31, 2021
CAPITAL STOCK
Summary of issued and outstanding capital stock

	Common shares
	Number	Amount
Balance as of December 31, 2019	10,711,165	$1,008.8
Issuance of common shares	7,162	6.8
Balance as of December 31, 2020	10,718,327	1,015.6
Reduction of paid-up capital	—	(720.0)
Balance as of December 31, 2021	10,718,327	$295.6